Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 12.3	$ 36.2	$ 15.1
Receivables, less allowances for doubtful accounts	233.3	156.2	146.2
Receivable from RR Donnelley	84.2	96.0	0.0
Inventories	27.5	24.1	22.2
Prepaid expenses and other current assets	17.3	17.1	7.3
Total current assets	374.6	329.6	190.8
Property, plant and equipment-net	36.0	35.5	33.0
Goodwill	446.5	446.4	446.8
Other intangible assets-net	50.9	54.3	69.3
Software-net	39.3	41.6	43.4
Deferred income taxes	39.1	37.0	10.6
Other noncurrent assets	38.2	34.5	23.7
Total assets	1,024.6	978.9	817.6
LIABILITIES
Accounts payable	101.3	85.3	39.5
Accrued liabilities	99.8	100.7	75.4
Short-term debt		0.0	8.8
Total current liabilities	201.1	186.0	123.7
Long-term debt	607.5	587.0	0.0
Note payable with an RR Donnelley affiliate		0.0	29.2
Deferred compensation liabilities	23.1	24.4	28.5
Pension and other postretirement benefits plan liabilities	55.0	56.4	0.0
Other noncurrent liabilities	13.4	14.0	12.7
Total liabilities	900.1	867.8	194.1
Commitments and Contingencies
EQUITY
Preferred stock	0.0	0.0	0.0
Common stock	0.3	0.3	0.0
Additional paid-in-capital	183.5	179.9	0.0
Net parent company investment		0.0	639.5
Retained earnings (deficit)	8.5	(0.8)	0.0
Accumulated other comprehensive loss	(67.8)	(68.3)	(16.0)
Total equity	124.5	111.1	623.5
Total liabilities and equity	$ 1,024.6	$ 978.9	$ 817.6